Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Food sales	$ 26,567	$ 101,522	$ 203,406	$ 311,484
Cost of goods sold	8,268	56,179	96,259	162,125
Gross profit	18,299	45,343	107,147	149,359
Operating expenses:
Depreciation and amortization	2,634	527	39,624	1,580
Stock based compensation-related party	1,215,000	0	2,195,300	0
Stock based compensation	34,000	0	307,200	5,170
Payroll and other expenses	30,685	48,575	123,255	88,120
Rent	25,942	27,694	85,877	96,675
Consulting and professional fees	8,861	43,786	234,570	164,637
General and administrative	83,266	93,716	169,968	199,942
Total operating expenses	1,400,388	214,298	3,155,793	556,124
Income (loss) from operations	(1,382,089)	(168,955)	(3,048,646)	(406,765)
Other income (expense)
Interest (expense)	(830,306)	(9,125)	(1,378,230)	(311,629)
Loss the extinguishment of debt	0	0	(168,060)	0
Change in the fair value of the derivative liability	0	(109,411)	73,398	(109,411)
Total other income (expense)	(830,306)	(118,536)	(1,472,892)	(421,040)
Income (loss) before income taxes	(2,212,395)	(287,491)	(4,521,538)	(827,805)
Provision for income taxes (benefit)	0	0	0	0
Net loss	(2,212,395)	(287,491)	(4,521,538)	(827,805)
Less: net income (loss) attributable to non-controlling interests	35,937	(5,596)	32,935	10,934
Net loss attributable to Kisses From Italy, Inc.	$ (2,248,332)	$ (281,895)	$ (4,554,473)	$ (838,739)
Basic earnings (loss) per common share	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.00)
Diluted earnings (loss) per common share	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.00)
Weighted average number of shares outstanding:
Basic	291,439,823	185,520,582	236,630,525	184,730,359
Diluted	291,439,823	185,520,582	236,630,525	184,730,359